Schedule of investments
Optimum International Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.68%Δ
Australia − 4.39%
Accent Group	89,033	$ 99,710
Aristocrat Leisure	200,133	5,178,006
Base Resources	470,327	53,262
BHP Group	72,369	2,175,554
BlueScope Steel	264,082	3,634,514
Brambles	321,907	3,095,320
CSR	23,001	79,778
EBOS Group	47	1,062
Enero Group	23,974	23,317
Fortescue Metals Group	138,261	2,051,617
Iluka Resources	40,247	299,682
Lottery	49,148	168,492
Nufarm	262,892	895,160
Orica	56,364	558,384
Orora	42,589	93,571
Pilbara Minerals	126,343	415,247
Pro Medicus	689	30,323
Qantas Airways †	79,977	331,434
REA Group	1,384	132,951
Rio Tinto	116,689	7,415,552
Rio Tinto ADR	18,021	1,150,461
South32	1,399,495	3,523,365
Sunland Group	15,703	14,069
Wagners Holding †	20,675	11,018
Washington H Soul Pattinson &	16,929	359,387
Whitehaven Coal	600,510	2,691,994
WiseTech Global	48,839	2,619,639
		37,102,869
Austria − 0.21%
ANDRITZ	12,717	709,225
OMV	18,404	781,474
Raiffeisen Bank International †	877	13,917
voestalpine	7,371	264,887
Zumtobel Group	3,911	31,538
		1,801,041
Belgium − 0.00%
Ascencio	175	8,402
		8,402
Brazil − 2.47%
Caixa Seguridade Participacoes S	34,900	75,074
Gerdau ADR	614,913	3,209,846
MercadoLibre †	14,890	17,638,694
		20,923,614
Canada − 3.39%
AbCellera Biologics †	119,399	771,318
Atco Class I	22,233	661,913
Bird Construction	33,900	215,977
Calfrac Well Services †	8,609	24,955
	Number of shares	Value (US $)
Common StocksΔ (continued)
Canada (continued)
Calibre Mining †	87,600	$ 91,915
Canadian Solar †	32,816	1,269,651
Canfor †	6,200	111,293
Cascades	27,936	246,516
Celestica †	54,897	796,882
CES Energy Solutions	22,773	45,039
Constellation Software	2,870	5,946,376
Crew Energy †	70,025	287,553
DRI Healthcare Trust	5,500	43,801
Finning International	66,700	2,051,727
Hammond Power Solutions	1,900	70,435
iA Financial	22,000	1,498,773
Kinross Gold	93,000	443,676
Leon's Furniture	2,300	38,109
Linamar	1,191	62,591
Lumine Group †	165,429	2,268,990
Major Drilling Group International †	8,288	57,182
Martinrea International	25,979	259,839
Mullen Group	7,400	84,795
North American Construction Group	4,814	92,092
Orezone Gold †	27,800	26,441
PHX Energy Services	10,600	48,489
Pizza Pizza Royalty	15,000	167,692
Russel Metals	2,600	72,029
Shawcor †	2,809	40,627
Shopify Class A †	74,640	4,821,744
Stella-Jones	11,652	600,037
Supremex	239	1,120
TFI International	15,300	1,743,143
TMX Group	130,140	2,928,457
Torex Gold Resources †	10,373	147,364
Total Energy Services	7,700	51,091
Uni-Select †	3,846	136,595
Victoria Gold †	42,600	248,252
Wajax	1,700	32,005
Western Forest Products	65,984	51,801
Winpak	3,300	102,656
		28,660,941
Chile − 0.10%
Enel Chile ADR	266,378	887,039
		887,039
China − 0.11%
SITC International Holdings	494,000	904,598
		904,598
NQ- OPTIE [0623] 0823 (3053882)    1

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong − 11.08%
37 Interactive Entertainment Network Technology Group Class A	751,700	$ 3,615,833
Agricultural Bank of China Class H	7,090,000	2,792,248
AIA Group	1,213,600	12,325,928
Alibaba Group Holding †	282,700	2,942,859
Asia Cement China Holdings	199,746	98,649
Autohome ADR	23,626	688,934
Baidu Class A †	77,500	1,321,823
Bank of Communications Class H	552,000	366,247
Build King Holdings	73,424	9,559
Chengdu Easton Bio Pharmaceutical Class A	14,546	109,897
China CITIC Bank Class H	3,859,000	1,814,338
China Construction Bank Class H	9,826,000	6,361,585
China Display Optoelectronics Technology Holdings †	311,330	13,906
China Minsheng Banking Class H	2,913,500	1,078,650
China Pacific Insurance Group Class H	685,400	1,779,410
China Petroleum Engineering Class A	1,130,700	634,399
Chinese Universe Publishing and Media Group Class A	575,900	1,056,021
Cisen Pharmaceutical Class A	89,700	187,641
Consun Pharmaceutical Group	44,000	29,857
Dah Sing Financial Holdings	30,000	75,144
Focus Media Information Technology Class A	630,852	591,597
Futu Holdings ADR †	29,531	1,173,562
G-bits Network Technology Xiamen Class A	26,800	1,811,902
Hisense Visual Technology Class A	119,100	406,617
HLA Group Class A	446,000	422,640
Hong Kong Exchanges & Clearing	97,100	3,679,023
Industrial & Commercial Bank of China Class H	5,578,000	2,980,948
Jiutian Chemical Group	1,258,400	51,306
Johnson Electric Holdings	38,000	48,734
JOYY ADR	17,282	530,730
KE Holdings ADR †	38,495	571,651
Kingnet Network Class A †	475,187	1,029,652
Lansen Pharmaceutical Holdings †	23,726	4,845
Lenovo Group	1,622,000	1,699,656
Leo Group Class A †	1,304,300	413,450
Longyan Zhuoyue New Energy Class A	16,916	107,781
	Number of shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong (continued)
Meituan Class B 144A †	163,790	$ 2,568,377
MINISO Group Holding ADR	58,322	990,891
Natural Food International Holding †	344,000	21,950
NetEase	79,100	1,532,081
New China Life Insurance Class H	670,500	1,771,832
Offshore Oil Engineering Class A	243,061	196,010
Opple Lighting Class A	118,199	330,790
Orient Overseas International	45,491	611,066
Pacific Basin Shipping	164,930	50,323
PAX Global Technology	104,968	79,872
Perfect World Class A	705,700	1,643,257
PetroChina Class H	6,250,000	4,339,736
Ping An Insurance Group Co. of China Class H	517,000	3,302,036
Prosus	45,282	3,316,189
Qingdao Topscomm Communication Class A	20,800	29,950
Sinopec Engineering Group Class H	34,001	15,177
Ten Pao Group Holdings	28,685	3,880
Tencent Holdings	129,200	5,478,232
Tencent Music Entertainment Group ADR †	928,111	6,849,459
Trip.com Group ADR †	49,669	1,738,415
United Laboratories International Holdings	222,000	185,556
Vipshop Holdings ADR †	153,207	2,527,915
Wasu Media Holding Class A	480,300	575,775
Weibo ADR	15,266	200,137
Wuxi Biologics Cayman 144A †	163,500	785,790
Xiamen Comfort Science & Technology Group Class A	297,700	333,599
Xiangpiaopiao Food Class A	96,700	273,609
Yonggao Class A	241,600	188,057
Yue Yuen Industrial Holdings	21,000	27,492
Zhejiang Semir Garment Class A	1,163,378	997,098
		93,791,573
Denmark − 5.07%
Ambu Class B †	120,695	1,978,599
AP Moller - Maersk Class B	3,701	6,507,275
Chr Hansen Holding	37,316	2,594,155
Demant †	21,663	916,929
DSV	59,477	12,492,644
Genmab †	2,272	860,992
Novo Nordisk Class B	79,853	12,899,441
Novozymes Class B	94,631	4,415,397
Pandora	2,217	198,159
		42,863,591

2    NQ- OPTIE [0623] 0823 (3053882)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Egypt − 0.00%
ElSewedy Electric	13,000	$ 8,696
		8,696
Finland − 0.70%
Cargotec Class B	2,701	148,635
Kone Class B	101,752	5,315,992
Orion Class A	1,418	60,038
QT Group †	2	167
Vaisala Class A	805	37,013
Wartsila Abp	34,801	392,415
		5,954,260
France − 5.53%
ABC arbitrage	4,110	26,685
Alten	1,283	202,334
Aubay	452	23,489
Christian Dior	131	116,340
Cie de Saint-Gobain	9,820	597,904
Criteo ADR †	714	24,090
Danone	107,533	6,589,993
Dassault Aviation	4,595	920,613
Dassault Systemes	154,739	6,856,636
Edenred	121,711	8,152,732
Hermes International	3,680	7,999,288
Ipsen	7,085	852,866
IPSOS	8,385	466,568
Kering	10,359	5,720,230
La Francaise des Jeux	9,991	393,233
Nexans	24,056	2,086,147
Rexel	46,259	1,143,242
Sartorius Stedim Biotech	11,836	2,956,087
TFF Group	734	32,839
Thales	10,888	1,631,337
		46,792,653
Germany − 7.56%
Bayerische Motoren Werke	12,927	1,590,113
BioNTech ADR †	22,746	2,454,976
Carl Zeiss Meditec	3,043	329,084
Deutsche Boerse	42,736	7,889,687
Deutsche Lufthansa †	400,536	4,106,916
HeidelbergCement	65,869	5,416,975
HOCHTIEF	1,038	89,807
Knorr-Bremse	23,785	1,818,211
Rational	9,295	6,730,520
Rheinmetall	3,135	858,840
SAP	97,048	13,257,475
Scout24	128,145	8,120,002
Siemens	67,425	11,239,805
Traton	3,233	69,250
Trivago ADR †	15,245	20,123
	Number of shares	Value (US $)
Common StocksΔ (continued)
Germany (continued)
Westwing Group †	2	$ 19
		63,991,803
Greece − 0.06%
National Bank of Greece †	69,547	452,084
Thrace Plastics Holding and Co.	12,866	77,053
		529,137
Hong Kong − 0.00%
Perennial Energy Holdings	226,875	33,944
		33,944
Hungary − 0.33%
MOL Hungarian Oil & Gas	157,107	1,375,535
OTP Bank	38,678	1,375,020
		2,750,555
India − 2.51%
Acevector Limited =, π	225,780	231,460
Acevector Limited Series G =, π	74,730	76,610
AurionPro Solutions	13,221	157,681
CESC	44,684	39,263
CMS Info Systems	16,947	76,255
Coal India	60,078	169,485
Deccan Cements	1,689	10,229
EIH Associated Hotels †	4,503	28,668
Gujarat Industries Power	34,719	42,893
HCL Technologies	24,652	358,380
Hindustan Aeronautics	14,247	659,850
Housing Development Finance	247,685	8,545,203
ICICI Lombard General Insurance	217,839	3,573,363
Indian Oil	2,178,632	2,428,069
ITC	425,000	2,343,458
ITD Cementation India	71,924	143,559
Kirloskar Industries	1,576	63,842
Marksans Pharma	62,540	69,655
Mazagon Dock Shipbuilders	43,380	660,568
NCL Industries	11,382	27,780
Polycab India	4,968	215,462
Power Finance	99,329	262,081
Power Mech Projects	2,546	104,708
Ram Ratna Wires	14,990	50,823
Rupa & Co.	325	1,069
Savita Oil Technologies	24,350	86,312
Schneider Electric Infrastructure †	25,988	82,704
Triveni Turbine	22,086	109,824
Ugar Sugar Works	42,144	63,922
Welspun Enterprises	23,788	58,636
WNS Holdings ADR †	4,580	337,638
Wonderla Holidays †	13,722	95,345
Yasho Industries	10	223

NQ- OPTIE [0623] 0823 (3053882)    3

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Zydus Lifesciences	3,525	$ 25,087
		21,200,105
Indonesia − 0.65%
ABM Investama	525,200	107,796
Adaro Energy Indonesia	12,846,998	1,911,986
Akasha Wira International †	37,900	21,514
Astra International	1,225,700	555,951
Asuransi Tugu Pratama Indonesia	107,400	8,811
Bank OCBC Nisp	430,693	34,109
Blue Bird	479,300	68,862
Bukit Asam	2,408,900	429,948
Bumitama Agri	97,300	39,649
Golden Agri-Resources	174,300	31,625
Gudang Garam	54,900	101,158
Hanjaya Mandala Sampoerna	948,500	59,785
Indo Tambangraya Megah	77,319	124,417
Indo-Rama Synthetics	40,800	11,756
Jaya Konstruksi Manggala Pratama	13,589,400	96,986
Panin Financial	10,077,600	191,219
Perusahaan Gas Negara	2,926,720	256,214
Samudera Indonesia	42,480	1,083
United Tractors	912,300	1,414,884
		5,467,753
Iraq − 0.00%
Gulf Keystone Petroleum	9,433	14,388
		14,388
Ireland − 3.47%
CRH	116,382	6,420,483
CRH (London Stock Exchange)	71,184	3,937,493
Kingspan Group	105,168	7,000,384
Ryanair Holdings ADR †	108,517	12,001,980
		29,360,340
Israel − 1.41%
Check Point Software Technologies †	48,450	6,086,289
FIBI Holdings	1,503	60,764
Isracard	1,860	7,776
Ituran Location and Control	1,671	39,001
Nice ADR †	8,544	1,764,336
Wix.com †	50,305	3,935,863
		11,894,029
Italy − 1.02%
A2A	141,603	259,061
Banca IFIS	6,609	105,884
Banca Mediolanum	37,213	336,613
Buzzi Unicem	2,986	74,814
	Number of shares	Value (US $)
Common StocksΔ (continued)
Italy (continued)
FinecoBank Banca Fineco	359,659	$ 4,841,231
Hera	87,461	260,287
PRADA	20,600	138,602
Recordati Industria Chimica e Farmaceutica	5,628	268,865
Technoprobe †	297,335	2,350,442
		8,635,799
Japan − 12.04%
A&A Material	1,800	13,590
A&D HOLON Holdings	4,800	59,856
Achilles	3,900	39,146
Advanced Media	6,500	94,580
AGS	3,000	15,892
Akatsuki	2,700	38,308
Alfresa Holdings	11,500	172,029
Alps Alpine	13,200	115,895
Alps Logistics	3,100	34,816
Amano	3,000	63,321
Amiyaki Tei	1,200	30,369
ANA Holdings †	39,300	936,138
Anest Iwata	7,200	59,209
Anritsu	6,600	56,371
ASAHI YUKIZAI CORP	3,700	112,716
Asia Pile Holdings	7,200	30,840
Avant Group	2,000	19,684
Axell	1,200	13,761
Axial Retailing	1,000	25,160
BIPROGY	3,800	93,490
BML	10,600	213,816
Brother Industries	30,200	442,024
Business Engineering	1,100	25,796
Capcom	16,800	665,960
COLOPL	5,200	23,540
Computer Engineering & Consulting	4,100	51,366
Cosel	6,400	55,741
CTI Engineering	2,000	51,084
Dai Nippon Toryo	4,200	26,798
Dai-Dan	1,700	32,206
Daihatsu Diesel Manufacturing	6,500	32,811
Dainichiseika Color & Chemicals Manufacturing	2,100	30,591
Daitron	2,300	48,630
Daiwa Industries	4,700	45,211
Densan System Holdings	1,500	34,349
Denso	105,300	7,102,710
Digital Arts	1,000	40,809
Disco	4,700	745,166
DMG Mori	21,100	366,821

4    NQ- OPTIE [0623] 0823 (3053882)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Doshisha	6,100	$ 98,199
Eizo	10,000	329,581
Elecom	27,700	280,871
Elematec	9,800	124,428
en Japan	24,100	416,830
Enplas	5,300	215,932
Fabrica Communications	2,500	49,568
FANUC	183,800	6,452,418
Fudo Tetra	3,700	47,136
Fuji	4,300	76,265
Fuji Seal International	8,100	85,768
FUJIFILM Holdings	3,300	196,624
Fujimori Kogyo	1,300	32,407
Fujitsu	2,461	318,657
Fukushima Galilei	1,100	41,022
Fukuyama Transporting	1,400	39,064
Furyu	5,600	51,296
Fuso Pharmaceutical Industries	600	8,355
Gakujo	2,600	34,268
Giken	1,700	24,094
H.U. Group Holdings	7,600	145,332
Hamakyorex	1,400	37,331
Hanwa	3,300	104,226
Heiwa	8,100	140,876
Hikari Tsushin	1,500	215,298
Hisamitsu Pharmaceutical	4,900	128,581
Hitachi Zosen	12,200	80,728
Hito Communications Holdings	2,900	31,354
Hogy Medical	1,600	35,353
Honda Motor	10,100	305,968
Horiba	9,800	563,640
Hosokawa Micron	1,900	46,348
Ichiken	3,100	42,086
Ichikoh Industries	9,200	34,962
Ichiyoshi Securities	1,100	4,630
ID Holdings	3,000	26,839
Ines	2,800	29,249
I-PEX	9,200	85,919
IR Japan Holdings	7,300	82,993
Iriso Electronics	900	26,200
ISB	3,100	36,170
Ishihara Sangyo Kaisha	10,800	98,633
Itfor	8,900	66,084
Itochu Techno-Solutions	3,000	76,020
IwaiCosmo Holdings	3,200	31,932
Iwaki	2,700	26,188
JAC Recruitment	8,500	153,833
Japan Exchange Group	247,900	4,337,876
Japan Lifeline	5,900	42,348
Japan Post Insurance	80,100	1,203,817
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Japan System Techniques	9,800	$ 171,715
Japan Transcity	5,400	23,327
JK Holdings	3,600	24,552
Kanamoto	9,800	149,502
Kansai Paint	32,900	485,254
Kato Works	8,200	68,907
Kawasaki Kisen Kaisha	25,500	625,260
Kenko Mayonnaise	3,000	27,573
Keyence	11,900	5,654,365
Kitz	7,000	52,991
KNC Laboratories	1,700	21,785
Kokuyo	7,400	101,679
Konoike Transport	10,000	114,955
Kotobuki Spirits	1,000	73,294
Kyokuto Securities	8,400	37,248
Kyowa Kirin	4,300	79,702
Maezawa Industries	4,400	25,485
Mandom	4,600	46,317
Maruzen Showa Unyu	1,500	40,977
Marvelous	9,000	42,068
Megachips	1,800	46,848
Meidensha	7,900	110,041
Meiko Network Japan	11,000	49,832
Meisei Industrial	4,800	32,886
Meitec	7,100	122,510
Melco Holdings	1,700	37,569
MIMAKI ENGINEERING	3,900	25,675
Mimasu Semiconductor Industry	1,800	39,169
Miroku Jyoho Service	14,900	162,916
Mitani Sangyo	10,400	23,112
Mitsuba	8,000	45,295
Mitsubishi Electric	99,100	1,400,962
Mitsubishi Kakoki Kaisha	1,600	30,844
Mitsubishi Logistics	6,700	165,570
Mitsubishi Research Institute	6,400	244,564
Mitsui-Soko Holdings	1,900	46,261
Miura	5,900	154,215
MIXI	19,200	357,391
MonotaRO	296,800	3,790,260
MORESCO	2,700	22,170
Moriroku Holdings	2,300	33,205
Morito	4,900	36,075
MS&AD Insurance Group Holdings	10,400	368,288
Nachi-Fujikoshi	2,400	68,243
Nagase	4,600	76,602
Naigai Trans Line	1,600	28,178
NEC	65,800	3,192,123
NEOJAPAN	3,500	26,331
NGK Insulators	25,500	304,662

NQ- OPTIE [0623] 0823 (3053882)    5

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Nidec	59,400	$ 3,273,263
Nihon Kohden	100	2,673
Nihon M&A Center Holdings	332,600	2,559,023
Nihon Parkerizing	6,200	46,237
Nintendo	89,600	4,084,714
Nippon Densetsu Kogyo	3,000	41,258
Nippon Pillar Packing	4,100	133,171
Nippon Shinyaku	5,400	220,934
Nissan Motor	398,900	1,637,139
Nisshinbo Holdings	78,000	646,849
Nissin	1,500	26,228
Nisso	5,800	37,067
Nitto Kogyo	2,800	69,207
Nitto Kohki	2,100	28,836
Nitto Seiko	4,900	19,899
NS Solutions	2,000	55,887
Obara Group	900	26,063
Obic	8,500	1,364,322
OBIC Business Consultants	600	21,985
Okabe	5,100	26,048
Okamura	2,700	35,844
Omron	3,300	202,626
Optim †	3,900	27,684
Optorun	2,500	42,331
Oracle	1,000	74,374
Oro	1,600	23,194
Osaki Electric	12,200	46,576
Otsuka	32,600	1,269,824
Otsuka Holdings	16,500	605,247
Panasonic Holdings	81,600	1,000,574
Pasona Group	2,700	31,353
Persol Holdings	20,100	363,766
Plus Alpha Consulting	2,900	67,412
Pola Orbis Holdings	12,900	188,097
Prestige International	6,900	29,274
Pronexus	2,600	18,065
QB Net Holdings	2,500	25,695
Recruit Holdings	53,300	1,701,088
Rheon Automatic Machinery	3,300	32,620
Ricoh	10,600	90,332
Sangetsu	6,600	114,012
Sanken Electric	800	75,473
Sankyu	1,500	49,648
Sansan †	9,200	108,524
Sanyo Shokai	6,300	84,137
SCREEN Holdings	13,100	1,492,078
SCSK	7,200	113,307
Sega Sammy Holdings	11,800	252,789
Seika	1,900	26,039
Sekisui Kasei	7,100	21,701
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
SERAKU	2,300	$ 25,724
Seria	1,600	25,561
Shibaura Machine	4,500	152,552
Shibaura Mechatronics	1,800	280,494
Shibusawa Warehouse	1,600	31,066
Shibuya	1,400	25,680
Shimano	26,200	4,386,072
Shinagawa Refractories	700	26,285
Shindengen Electric Manufacturing	1,400	31,845
Shinnihon	4,000	35,319
Shinnihonseiyaku	2,500	24,605
Shiseido	119,200	5,403,304
Shofu	1,500	24,128
SIGMAXYZ Holdings	1,400	13,534
Sinfonia Technology	2,500	29,946
SMC	10,000	5,557,619
SMK	1,300	21,830
SMS	4,400	88,490
Socionext	5,300	777,638
Soda Nikka	4,600	26,297
Sodick	12,100	59,980
Soliton Systems	16,300	147,528
Sony Group	83,500	7,537,563
Space	2,900	20,862
SRA Holdings	3,400	76,737
Star Micronics	10,200	127,632
Step	1,800	22,587
Sugi Holdings	2,500	111,701
Sumitomo Seika Chemicals	1,100	34,125
Sun-Wa Technos	100	1,661
Suzuken	8,800	239,346
System Research	2,100	39,342
Systena	12,500	25,494
Tadano	5,100	40,746
Taihei Dengyo Kaisha	1,000	29,599
Takara Standard	8,200	104,779
Takashima &	1,300	31,425
Teikoku Electric Manufacturing	3,300	62,375
Teikoku Sen-I	2,200	25,069
T-Gaia	30,550	367,683
TIS	18,400	461,018
TKC	1,700	45,998
TOA ROAD	1,200	38,909
Tobishima	4,300	37,898
Tochigi Bank	15,400	26,823
Tokyo Electron	15,600	2,246,844
Tokyo Seimitsu	3,300	182,729
Tomy	12,700	159,990
Topy Industries	3,000	47,328

6    NQ- OPTIE [0623] 0823 (3053882)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Toyo Engineering †	6,200	$ 25,446
Transcosmos	6,300	156,765
Trend Micro	1,400	67,769
Trusco Nakayama	7,600	120,507
Tsubakimoto Chain	4,600	117,419
Tsugami	7,200	69,388
Tsuzuki Denki	1,900	26,241
TV Asahi Holdings	7,100	81,102
Unipres	4,200	33,878
V Technology	1,400	23,634
ValueCommerce	5,900	55,509
Vector	7,200	67,321
VINX	2,800	27,221
Vision †	9,500	121,768
Wakita & Co.	2,700	24,311
Warabeya Nichiyo Holdings	7,600	117,178
Wowow	2,000	15,897
Xebio Holdings	3,700	27,983
YAMADA Consulting Group	1,600	17,981
Yamaichi Electronics	4,000	66,175
Yamashin-Filter	8,100	17,128
Yokogawa Electric	21,900	405,394
Yushin Precision Equipment	6,700	33,358
Zenrin	8,800	56,387
ZIGExN	18,200	100,083
		101,885,040
Malaysia − 0.05%
Fraser & Neave Holdings	12,900	69,794
Hap Seng Plantations Holdings	6,900	2,750
Hong Leong Financial Group	60,700	229,665
Lingkaran Trans Kota Holdings	42,600	4,609
Magni-Tech Industries	35,100	14,149
Sarawak Oil Palms	66,900	35,174
Ta Ann Holdings	49,000	35,064
United Plantations	6,700	22,221
		413,426
Mexico − 0.07%
Ternium ADR	14,766	585,472
		585,472
Netherlands − 5.20%
ABN AMRO Bank CVA	15,966	248,163
Adyen 144A †	5,019	8,691,240
ASML Holding	11,482	8,328,222
Brunel International	4,916	64,085
EXOR	48,211	4,304,015
IMCD	49,488	7,121,868
TKH Group CVA	1,206	59,858
Topicus.com †	61,639	5,055,352
Van Lanschot Kempen CVA	1,316	44,133
	Number of shares	Value (US $)
Common StocksΔ (continued)
Netherlands (continued)
Wolters Kluwer	79,215	$ 10,058,204
		43,975,140
Norway − 0.77%
Aker Carbon Capture †	1,831,047	2,403,256
Equinor	121,335	3,533,138
Hunter Group †	64,299	630
Kongsberg Gruppen	11,297	513,496
Western Bulk Chartering	8,266	24,643
		6,475,163
Panama − 0.43%
Copa Holdings Class A	32,914	3,639,630
		3,639,630
Philippines − 0.01%
Ginebra San Miguel	33,690	92,160
LT Group	146,400	25,269
		117,429
Poland − 0.11%
Bank Handlowy w Warszawie	465	9,882
Bank Millennium †	1,256	1,781
Grupa Azoty †	9,783	63,119
PGE Polska Grupa Energetyczna †	8,347	14,904
Powszechny Zaklad Ubezpieczen	88,044	853,995
Unimot	285	7,220
		950,901
Portugal − 0.06%
Altri	177	804
Greenvolt-Energias Renovaveis †	12	80
Jeronimo Martins	17,300	476,591
Sonae	13,626	13,396
		490,871
Republic of Korea − 2.12%
BNK Financial Group	55,107	290,885
Coupang †	207,631	3,612,779
Crown Confectionery	1,504	10,212
Eugene Technology	3,597	93,470
Haesung Industrial	1,711	11,937
Hana Financial Group	9,782	292,017
Handsome	3,352	59,343
Hanwha Aerospace	11,112	1,076,191
InnoWireless	2,805	59,399
JB Financial Group	46,074	296,539
JYP Entertainment	1,546	154,299
Keyang Electric Machinery	7,515	12,514
Korean Reinsurance	7,860	41,846
Sambo Corrugated Board	3,798	27,489
Samsung Electronics	205,199	11,298,930

NQ- OPTIE [0623] 0823 (3053882)    7

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Republic of Korea (continued)
Samsung Fire & Marine Insurance	2,192	$ 382,516
Sangsangin	6,059	22,245
SeAH Holdings	270	23,283
SGC e Tec E&C	691	12,457
YG Entertainment	2,028	119,247
		17,897,598
Russia − 0.00%
Magnit PJSC =, †	32,259	0
Magnit PJSC GDR =, †	1	0
MMC Norilsk Nickel PJSC =	10,095	0
MMC Norilsk Nickel PJSC ADR =, †	4	0
		0
Singapore − 0.62%
China Aviation Oil Singapore	31,800	22,140
Genting Singapore	1,659,700	1,157,268
Riverstone Holdings	135,900	62,429
Samudera Shipping Line	237,400	152,198
Singapore Airlines	730,400	3,869,680
		5,263,715
South Africa − 0.98%
Anglo American	107,826	3,070,185
Astral Foods	5,209	42,411
Discovery †	629,897	4,881,210
Exxaro Resources	21,266	185,608
Sappi	35,149	72,852
Thungela Resources	9,395	72,568
		8,324,834
Spain − 2.15%
Amadeus IT Group †	99,751	7,596,077
Cia de Distribucion Integral Logista Holdings	5,763	155,407
Industria de Diseno Textil	269,874	10,467,820
		18,219,304
Sweden − 4.04%
Atlas Copco	328,494	4,742,429
Atlas Copco Class B	738,099	9,202,975
Careium †	276	333
Doro †	416	592
Epiroc Class B	367,115	5,941,923
H & M Hennes & Mauritz Class B	159,069	2,735,558
Instalco	115	575
Lifco Class B	33,528	730,165
MIPS	46,968	2,327,872
Paradox Interactive	4	101
Saab Class B	9,148	495,236
SKF	109,487	1,907,866
	Number of shares	Value (US $)
Common StocksΔ (continued)
Sweden (continued)
Volvo Class B	293,776	$ 6,079,702
		34,165,327
Switzerland − 6.32%
ABB	133,977	5,270,769
Belimo Holding	1,049	524,303
BKW	6,780	1,198,704
Cie Financiere Richemont Class A	122,266	20,769,082
Georg Fischer	1,074	80,776
Kuehne + Nagel International	1,645	487,293
Nestle	75,110	9,035,103
Novartis	36,485	3,678,397
Roche Holding	27,053	8,263,881
Swatch Group	4,947	1,446,465
Wizz Air Holdings †	53,243	1,852,577
Zehnder Group	11,237	909,879
		53,517,229
Taiwan − 6.16%
Aaeon Technology	8,000	31,048
Acer	1,653,000	1,667,907
AIC	84,000	883,547
Alpha Networks	67,000	88,303
Arcadyan Technology	224,000	887,062
Asia Vital Components	203,000	1,769,961
Asustek Computer	311,000	3,148,575
AURAS Technology	185,000	1,771,924
Azurewave Technologies †	42,000	39,481
C Sun Manufacturing	26,987	41,853
Chenbro Micom	55,000	297,452
Chicony Electronics	63,000	198,453
ChipMOS Technologies	1,229,000	1,444,844
Compal Electronics	235,000	221,026
D-Link	349,000	245,714
Elitegroup Computer Systems	202,000	206,134
eMemory Technology	9,000	644,171
Emerging Display Technologies	104,000	140,519
Ennoconn	156,000	1,371,995
Eva Airways	272,000	348,955
Everlight Electronics	59,000	98,162
Formosan Rubber Group	56,000	39,786
Getac Holdings	126,000	271,318
Gigabyte Technology	228,000	1,788,059
Group Up Industrial	31,000	136,163
Hannstar Board	295,000	456,423
Innodisk	18,000	187,749
Intai Technology	19,000	83,052
International Games System	15,000	298,920
Inventec	326,000	453,216
ITE Technology	136,000	492,338
Keystone Microtech	7,000	50,968

8    NQ- OPTIE [0623] 0823 (3053882)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan (continued)
L&K Engineering	234,000	$ 460,712
La Kaffa International	26,000	142,515
Lite-On Technology	155,000	516,141
Machvision	5,400	40,335
Micro-Star International	395,000	2,246,058
Nan Pao Resins Chemical	21,000	111,119
Novatek Microelectronics	211,000	2,897,066
Pegatron	251,000	604,308
Phison Electronics	53,000	702,807
Pixart Imaging	26,000	91,626
Pou Chen	327,000	331,450
Qisda	973,000	1,436,637
Quanta Computer	501,000	2,446,816
Radiant Opto-Electronics	11,000	38,944
Realtek Semiconductor	164,000	2,044,854
Sea ADR †	50,133	2,909,719
Sea Sonic Electronics	39,000	130,660
Sercomm	183,000	619,273
Sitronix Technology	20,000	151,393
Sonix Technology	20,000	32,360
Sunplus Innovation Technology	9,000	30,270
Systex	5,000	17,702
Taiwan Semiconductor Manufacturing	740,000	13,670,267
Thermaltake Technology	83,000	132,605
Unitech Computer	25,000	29,131
Ventec International Group	36,000	102,780
Weblink International	25,000	50,388
Wistron	120,000	350,132
		52,143,146
Thailand − 0.84%
Advanced Information Technology NVDR	276,200	37,960
Bangkok Bank NVDR	1,087,400	4,898,981
Haad Thip NVDR	28,200	29,031
Ichitan Group NVDR	436,500	170,268
Jasmine Broadband Internet Infrastructure Fund	242,200	48,160
Karmarts NVDR	158,200	56,364
Krung Thai Bank NVDR	2,359,630	1,293,197
Minor International NVDR	164,800	159,582
MK Restaurants Group NVDR	37,000	48,297
PTT Exploration & Production NVDR	35,500	150,420
Sabina NVDR	115,400	86,415
SISB NVDR	66,000	70,393
Somboon Advance Technology NVDR	71,300	38,107
	Number of shares	Value (US $)
Common StocksΔ (continued)
Thailand (continued)
Susco NVDR	424,000	$ 40,721
		7,127,896
Turkey − 0.08%
Migros Ticaret	44,670	365,035
Turkiye Petrol Rafinerileri	103,378	317,874
		682,909
Ukraine − 0.10%
Ferrexpo	709,394	806,333
		806,333
United Arab Emirates − 0.54%
Air Arabia PJSC	714,303	470,627
Emaar Properties PJSC	2,080,589	3,657,104
Emirates NBD Bank PJSC	111,780	455,026
		4,582,757
United Kingdom − 2.33%
AJ Bell	5,283	21,537
Berkeley Group Holdings	4,762	237,385
Bloomsbury Publishing	7,978	44,176
BP ADR	168,586	5,949,400
Burberry Group	8,184	220,833
Bytes Technology Group	3,798	25,444
Centrica	877,899	1,384,221
Experian	164,629	6,318,626
Gem Diamonds †	5,047	1,193
Greggs	19	617
Howden Joinery Group	44,362	362,454
International Consolidated Airlines Group †	339,574	700,723
Investec	312,725	1,769,369
Man Group	52,906	146,924
ME GROUP INTERNATIONAL	10,392	21,592
Oxford Nanopore Technologies †	555,857	1,505,061
Polar Capital Holdings	20,918	137,080
Rolls-Royce Holdings †	185,648	357,002
Sage Group	41,594	488,601
		19,692,238
United States − 2.60%
Atlassian Class A †	9,339	1,567,178
CyberArk Software †	13,527	2,114,676
DHT Holdings	8,470	72,249
Ferguson	3,391	533,438
GSK ADR	39,087	1,393,061
James Hardie Industries CDI †	192,577	5,137,177
Monday.com †	15,646	2,678,908
Spotify Technology †	52,779	8,473,668

NQ- OPTIE [0623] 0823 (3053882)    9

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Viemed Healthcare †	6,348	$ 62,150
		22,032,505
Total Common Stocks (cost $844,021,308)		826,565,993

Preferred Stocks – 0.29%Δ
Brazil − 0.28%
Gerdau 12.02% ω	25,349	132,669
Petroleo Brasileiro 16.90% ω	354,800	2,188,879
		2,321,548
Germany − 0.01%
FUCHS PETROLUB 2.91% ω	1,821	72,048
Villeroy & Boch 5.35% ω	658	12,828
		84,876
Total Preferred Stocks (cost $2,128,863)		2,406,424

Exchange-Traded Funds – 0.48%
iShares MSCI Canada ETF	6,933	242,586
iShares MSCI EAFE ETF	36,563	2,650,818
iShares MSCI Emerging Markets ETF	30,424	1,203,573
Total Exchange-Traded Funds (cost $4,131,621)		4,096,977

Short-Term Investments – 1.10%
Money Market Mutual Funds – 1.10%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	2,322,534	2,322,534
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	2,322,534	2,322,534
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	2,322,533	2,322,533
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	2,322,534	$ 2,322,534
Total Short-Term Investments (cost $9,290,135)		9,290,135

Total Value of Securities−99.55% (cost $859,571,927)		842,359,529
Receivables and Other Assets Net of Liabilities — 0.45%		3,802,973
Net Assets Applicable to 74,114,757 Shares Outstanding — 100.00%	$846,162,502
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2023, the aggregate value of restricted securities was $308,070 which represented percentage of 0.04% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Acevector Limited	5/7/14	$999,482	$231,460
Acevector Limited Series G	10/29/14	396,443	76,610
Total		$1,395,925	$308,070
Summary of abbreviations:
ADR – American Depositary Receipt
CDI – CHESS Depositary Interest
CVA – Certified Dutch Certificate
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
MSCI – Morgan Stanley Capital International
NVDR – Non-Voting Depositary Receipt
PJSC – Private Joint Stock Company

10    NQ- OPTIE [0623] 0823 (3053882)